CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 4,593	$ 11,114
Short-term bank deposits and restricted cash	52	550
Trade receivables	331	345
Other accounts receivable and prepaid expenses	291	2,137
Current assets related to discontinued operations	4,246	5,224
Total current assets	9,513	19,370
LONG TERM ASSETS:
Property and equipment, net	625	640
Long-term bank deposits and other long-term receivables	6	0
Long term assets related to discontinues operations	1,817	2,413
Total long term assets	2,448	3,053
Total assets	11,961	22,423
CURRENT LIABILITIES:
Current maturity of long-term capital lease	55	0
Trade payables	872	620
Other accounts payable and accruals	2,003	1,527
Current liabilities related to discontinued operations	874	656
Total current liabilities	3,804	2,803
LONG-TERM LIABILITIES:
Debentures and Warrants	3,675	0
Long-term capital lease obligations	65	0
Total long-term liabilities	3,740	0
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS’ EQUITY:
Ordinary Shares of NIS 7.2 par value: 5,000,000 shares authorized at December 31, 2016 and 2015, respectively; 1,842,704 and 1,709,900 shares issued at December 31, 2016 and 2015, respectively; 1,842,704 and 1,709,628 shares outstanding at December 31, 2016 and 2015, respectively	3,442	3,194
Additional paid-in capital	157,478	156,696
Accumulated deficit	(156,503)	(140,270)
Total shareholders’ equity	4,417	19,620
Total liabilities and shareholders’ equity	$ 11,961	$ 22,423